TAXES ON INCOME (Schedule of Reconciliation of Income Taxes) (Details) (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
TAXES ON INCOME [Abstract]
Loss before income taxes as reported in the consolidated statement of operations	$ (958,753)	$ (478,519)	$ (3,254,260)	$ (1,585,225)	$ (17,651,001)	$ (18,609,754)
Statutory tax benefit			(1,138,991)	(554,829)	(6,177,851)
Change in the balance of the valuation allowance for deferred tax losses			516,749	(58,357)	2,762,468
Disallowable deductions			120,156	481,122	2,244,091
Increase in taxes resulting from different tax rates applicable to non U.S. subsidiary			502,086	132,064	1,183,796
Uncertain tax position			90,218	(23,980)	228,272
Taxes on income			$ 90,218	$ (23,980)	$ 240,776	$ 240,776